S000001588 [Member] Investment Objectives and Goals - International Developed Markets Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	International Developed Markets Fund
Objective [Heading]	Investment Objective (Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide long term capital growth.